Significant Accounting Policies (Details) - Schedule of net loss from operations and the weighted average number of ordinary shares - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Numerator:
Net loss	$ (924)	$ (836)
Deemed dividend related to trigger of down round protection feature	(7)
Net basic loss from operations	(931)	(836)
Change in fair value of convertible advanced investment	(269)
Net diluted loss from operations	$ (1,200)	$ (836)
Denominator:
Ordinary shares used in computing basic net loss per share (in Shares)	9,411,251	2,578,760
Incremental ordinary shares to be issued upon conversion of convertible advanced investments (in Shares)	461,759
Ordinary shares used in computing diluted net loss per share (in Shares)	9,873,010	2,578,760
Basic net loss per ordinary share from operation (in Dollars per share)	$ (0.1)	$ (0.32)
Diluted net loss per ordinary share from operation (in Dollars per share)	$ (0.12)	$ (0.32)